REVENUE AND COST OF SALES (Details 1) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Production costs	$ 724	$ 1,428	$ 724	$ 10,607
Stand-by and ramp-up costs	0	875	800	875
Depreciation and depletion	319	545	1,245	1,692
Cost of sales	$ 1,043	$ 2,848	$ 2,769	$ 13,174